LEHMAN BROTHERS INCOME FUNDS(R)
Supplement to the Prospectus dated February 28, 2007
------------------------------------------------------------------------------
INVESTOR CLASS


LEHMAN BROTHERS MUNICIPAL MONEY FUND
LEHMAN BROTHERS NEW YORK MUNICIPAL MONEY FUND


CHANGE TO THE PORTFOLIO HOLDINGS POLICY


THE FOLLOWING WILL REPLACE THE "PORTFOLIO HOLDINGS POLICY" SECTION ON PAGE 14 OF THE PROSPECTUS:


A description of the Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html.
Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for all Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.




THE DATE OF THIS SUPPLEMENT IS AUGUST 23, 2007.






LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INCOME FUNDS(R)
Supplement to the Prospectus dated February 28, 2007
------------------------------------------------------------------------------
INVESTOR CLASS


LEHMAN BROTHERS MUNICIPAL MONEY FUND



CHANGE TO THE PORTFOLIO HOLDINGS POLICY

THE FOLLOWING WILL REPLACE THE "PORTFOLIO HOLDINGS POLICY" SECTION ON PAGE 55 OF THE PROSPECTUS:


A description of policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information. The complete portfolio holdings for each Fund (except Neuberger Berman Cash Reserves and Lehman Brothers Municipal Money Fund) are available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after each month-end. The complete portfolio holdings for Lehman Brothers Municipal Money Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Fund's complete portfolio holdings will remain available at www.nb.com or www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.




THE DATE OF THIS SUPPLEMENT IS AUGUST 23, 2007.








LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INCOME FUNDS(R)
Supplement to the Prospectus dated February 28, 2007
------------------------------------------------------------------------------
RESERVE CLASS

LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND
LEHMAN BROTHERS TAX-FREE MONEY FUND



CHANGE TO THE PORTFOLIO HOLDINGS POLICY



THE FOLLOWING WILL REPLACE THE "PORTFOLIO HOLDINGS POLICY" SECTION ON PAGE 16 OF THE PROSPECTUS:


A description of the Funds' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Fund are available at https://www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html.
Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Fund's complete portfolio holdings will remain available at www.lehmanam.com until the subsequent period's holdings have been posted. Complete holdings for all Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


THE DATE OF THIS SUPPLEMENT IS AUGUST 23, 2007.









LEHMAN BROTHERS ASSET MANAGEMENT